Fees Summary	Sep. 24, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,414,739,972.26
Previously Paid Amount	0.00
Total Fee Amount	216,596.69
Total Offset Amount	0.00
Net Fee	$ 216,596.69